ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE - Depreciation, Amortization and Impairment Expenses (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information On Cost Of Sales And Operating Expenses By Nature
Depreciation and impairment of property, plant and equipment, cost of sales	[1]	R$ 3,413.3	R$ 3,326.6	R$ 2,980.4
Amortization of intangible assets, cost of sales	[1]	16.4	16.4	15.7
Depreciation and impairment of property, plant and equipment, distribution expenses		893.5	654.1	441.7
Amortization of intangible assets, distribution expenses		(0.0)	(0.0)	(0.0)
Depreciation and impairment of property, plant and equipment, sales and marketing expenses		660.7	700.3	787.9
Amortization of intangible assets, sales and marketing expenses		113.2	84.3	219.9
Depreciation and impairment of property, plant and equipment, administrative expenses		474.4	331.4	453.6
Amortization of intangible assets, administrative expenses		372.6	304.2	276.1
Depreciation and impairment of property, plant and equipment		5,441.9	5,012.4	4,663.6
Amortization of intangible assets		502.2	404.9	511.7
Employee benefits expense, cost of sales		2,510.4	2,247.9	2,175.1
Total cost of sales, employee benefit expenses, depreciation, amortization and impairment		5,940.1	5,591.0	5,171.2
Cost of sales, production costs		R$ 34,482.0	R$ 30,068.7	R$ 21,894.9

[1]	These amounts added to R$2,510.4 (R$2,247.9 and R$2,175.1 as at December 31, 2021 and 2020, respectively) mentioned in Note 9 - Payroll and related benefits, total R$5,940.1 (R$5,591.0 and R$5,171.2 as at December 31, 2021 and 2020, respectively). The remaining amount of R$34,482.0 (R$30,068.7 and R$21,894.9 as at December 31, 2021 and 2020, respectively), recorded in the cost of sales, refers to other production costs.